Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31, 2011				December 31, 2012
	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount

Intangible assets with definite life:
- Software license	$3,056	$(2,828)	$—	$228	$10,742	$(4,774)	$(2,107)	$3,861
- Certification of internet content provider	15	(9)	—	6	—	—	—	—
- Customer base	680	(257)	—	423	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	—	—	—	—	1,670	—	(1,470)	200

	3,771	(3,114)	—	657	13,112	(5,187)	(3,864)	4,061

Intangible assets with indefinite life:
- Trade name and domain name	1,670	—	—	1,670	—	—	—	—

	$5,441	$(3,114)	$—	$2,327	$13,112	$(5,187)	$(3,864)	$4,061

Future Amortization Expenses for Net Carrying Amount of Intangible Assets

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2012 were as follows:

Year 2013	$1,814
Year 2014	1,700
Year 2015	497
Year 2016	50

$4,061